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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-8895

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                               VOYA FUNDS TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

  (Name and address of agent for service)             With copies to:

          Theresa K. Kelety, Esq.                 Jeffrey S. Puretz, Esq.
           Voya Investments, LLC                        Dechert LLP
  7337 E. Doubletree Ranch Road, Suite 100          1900 K Street, N.W.
            Scottsdale, AZ 85258                    Washington, DC 20006

      Registrant's telephone number, including area code: (800) 992-0180

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                       Date of fiscal year end: March 31

            Date of reporting period: July 1, 2013 - June 30, 2014

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2013 - 06/30/2014
Voya Funds Trust


=========================== Voya Floating Rate Fund ============================


STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Ticker:                      Security ID:  85749P101
Meeting Date: FEB 27, 2014   Meeting Type: Special
Record Date:  OCT 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William L. Marshall      For       For          Management
1.2   Elect Director Patrick J. Riley         For       For          Management
1.3   Elect Director Richard D. Shirk         For       For          Management
1.4   Elect Director Bruce D. Taber           For       For          Management
1.5   Elect Director Scott F. Powers          For       For          Management
1.6   Elect Director Michael F. Holland       For       For          Management
1.7   Elect Director William L. Boyan         For       For          Management
1.8   Elect Director Rina K. Spence           For       For          Management
1.9   Elect Director Douglas T. Williams      For       For          Management
1.10  Elect Director James E. Ross            For       For          Management
2     Amend Declaration of Trust for Feeder   For       For          Management
      Trust
3     Amend Declaration of Trust for Master   For       For          Management
      Trust
4a    Approve Change of Fundamental           For       For          Management
      Investment Restrictions with Respect
      to Concentrating Investments in an
      Industry
4b    Approve Change of Fundamental           For       For          Management
      Investment Restrictions with Respect
      to Borrowing Money and Issuing Senior
      Securities
4c    Approve Change of Fundamental           For       For          Management
      Investment Restrictions with Respect
      to Making Loans
4d    Approve Change of Fundamental           For       For          Management
      Investment Restrictions with Respect
      to Investment in Commodities and
      Commodity Contracts
4e    Approve Change of Fundamental           For       For          Management
      Investment Restrictions with Respect
      to Investment in Real Estate
4f    Approve Change of Fundamental           For       For          Management
      Investment Restrictions with Respect
      to Participation in Underwriting of
      Securities
4g    Approve Elimination of Fundamental      For       For          Management
      Investment Restrictions with Respect
      to Pledging, Mortgaging or
      Hypothecating Fund Assets
4h    Approve Elimination of Fundamental      For       For          Management
      Investment Restrictions with Respect
      to Diversification of Investments
4i    Approve Elimination of Fundamental      For       For          Management
      Investment Restrictions with Respect
      to Investing Illiquid Securities
4j    Approve Elimination of Fundamental      For       For          Management
      Investment Restrictions with Respect
      to Purchasing Interests in Oil, Gas or
      Other Mineral Exploration or
      Development Programs




============================ Voya GNMA Income Fund =============================


This fund had no proxy voting activity during the reporting period.



========================== Voya High Yield Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.



========================= Voya Intermediate Bond Fund ==========================


This fund had no proxy voting activity during the reporting period.



========================== Voya Short Term Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.



========================== Voya Strategic Income Fund ==========================


This fund had no proxy voting activity during the reporting period.



========== END NP-X REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA FUNDS TRUST

By:    /s/ Shaun P. Mathews
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       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2014